SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
SCHEDULE IV - Reinsurance
SCHEDULE IV — REINSURANCE
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Year Ended:	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
December 31, 2023
Premiums earned:
Property and liability insurance	$59,881.1	$1,216.7	$0	$58,664.4	0%
December 31, 2022
Premiums earned:
Property and liability insurance	$50,650.2	$1,409.0	$0	$49,241.2	0%
December 31, 2021
Premiums earned:
Property and liability insurance	$46,018.6	$1,649.9	$0	$44,368.7	0%